Related Party Transactions and Balances - Schedule of Borrowings from (Repayment of Borrowings to) Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Li Bo [Member]
Related Party Transaction [Line Items]
Borrowings	$ 896,230	$ 442,134
Repayment	(326,366)	(442,134)
Youshan [Member]
Related Party Transaction [Line Items]
Borrowings	500,510
Repayment	(740,424)
Skinist Global [Member]
Related Party Transaction [Line Items]
Borrowings	57,628	1,497,796
Repayment	(141,241)	(3,093,916)
Ying Tian [Member]
Related Party Transaction [Line Items]
Borrowings
Repayment	(4,009,597)	(4,129,493)
Teng Xin [Member]
Related Party Transaction [Line Items]
Borrowings		1,386,001
Repayment	(196,868)	(1,459,464)
Shi Lin [Member]
Related Party Transaction [Line Items]
Borrowings		1,335,008
Repayment
Zhi Mei Si [Member]
Related Party Transaction [Line Items]
Borrowings		575,191
Repayment	(3,861)	(575,191)
Skinist Shanghai [Member]
Related Party Transaction [Line Items]
Borrowings		54,053
Repayment		(54,053)
Jian Tong [Member]
Related Party Transaction [Line Items]
Borrowings
Repayment		(2,663,247)
Jing Yu [Member]
Related Party Transaction [Line Items]
Borrowings
Repayment	(275,763)
Jing Neng [Member]
Related Party Transaction [Line Items]
Borrowings
Repayment	(137,882)
Scenery [Member]
Related Party Transaction [Line Items]
Borrowings
Repayment	(2,000)
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Borrowings	1,296,087	20,641
Repayment		(72,706)
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Borrowings	275,763
Repayment	(468,796)	(237,933)
Mr. Wang Jun [Member]
Related Party Transaction [Line Items]
Borrowings		20,641
Repayment		(39,041)
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Borrowings		18,968
Repayment	(144,279)	(66,888)
Mr. Tang Yuhua [Member]
Related Party Transaction [Line Items]
Borrowings
Repayment		(76,133)
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings	3,026,218	5,350,433
Repayment	$ (6,447,077)	$ (12,910,199)